GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2018
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GAMING SUBCONCESSION, NET
6.	GAMING SUBCONCESSION, NET

	December 31,
	2018	2017
Deemed cost	$894,079	$900,000
Less: accumulated amortization	(696,546)	(643,917)

Gaming subconcession, net	$197,533	$256,083

The Group expects that amortization of the gaming subconcession will be approximately $56,861 each year from 2019 through 2021, and approximately $26,950 in 2022.